Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Parent [Member]	Common Stock [Member]	Shareholder Loans [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2008		$ 4,531	$ 0	$ 0	$ 39,493	$ (174)	$ (30,285)	$ (4,503)
Beginning Balance, shares at Dec. 31, 2008			20,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(16,028)	(16,028)					(16,028)
Issuance of common stock		10,000	525		9,475
Issuance of common stock, shares			52,516,033
Shareholder loans		(254)		(254)
Unrealized gain on interest rate swaps	2,360	2,360						2,360
Reclassification adjustment for realized losses on interest rate swaps	0
Foreign currency translation adjustment	490	490						490
Ending Balance at Dec. 31, 2009		1,099	525	(254)	48,968	(174)	(46,313)	(1,653)
Ending Balance, shares at Dec. 31, 2009			52,536,252
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	104	104					104
Shareholder loans		7		7
Unrealized gain on interest rate swaps	0
Reclassification adjustment for realized losses on interest rate swaps	771	771						771
Foreign currency translation adjustment	(290)	(290)						(290)
Ending Balance at Dec. 31, 2010		1,691	525	(247)	48,968	(174)	(46,209)	(1,172)
Ending Balance, shares at Dec. 31, 2010	52,536,224		52,536,252
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	16,592	16,592					16,592
Shareholder loans		247		247
Unrealized gain on interest rate swaps	0
Reclassification adjustment for realized losses on interest rate swaps	0
Foreign currency translation adjustment	187	187						187
Ending Balance at Dec. 31, 2011		18,717	525	0	48,968	(174)	(29,617)	(985)
Ending Balance, shares at Dec. 31, 2011	52,536,224		52,536,252
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	19,846						19,846
Issuance of common stock	264,091		156		263,935
Issuance of common stock, shares			15,608,221
Foreign currency translation adjustment	$ 699
Ending Balance, shares at Sep. 23, 2012	67,866,667